Acquisitions - Disclosure of Acquisitions Using the Acquisition Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Identifiable net assets acquired at fair value:
Other currents assets	$ 1,165	$ 884
Property, plant and equipment	28,978	24,753
Right of use assets	31,136	20,098
Identified intangible assets
Customer relationships	34,145	19,975
Brand Name	280
Non-compete agreements	2,158	980
Intellectual property	143	7
Lease liabilities	(31,136)	(20,098)
Identifiable net assets acquired	66,869	46,599
Goodwill	53,910	17,721
Total purchase consideration	120,779	64,320
Consideration provided
Cash paid or payable	113,317	60,803
Seller notes	7,462	3,517
Total consideration provided	$ 120,779	$ 64,320